FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Fair value of long-term debt	$ 50,412
Description of estimated fair value of contingent share consideration	The probability of achieving the milestones was estimated to be 100% and the discount rate was estimated to be 20%. If the probabilities of achieving the milestones decreased by 10%, the estimated fair value of the contingent share consideration would decrease by approximately $160. If the discount rates increased or decreased by 5%, the estimated fair value of contingent consideration would decrease or increase, respectively, by approximately $46.
Maximum exposure to credit risk approximates	$ 64,476	$ 133,800
Cash	47,555	55,064	$ 1,957
Working capital	152,417	191,964
Contractual capital expenditures	20,000
Uncommitted capital expenditure	$ 52,800
Change in benchmark interest rates	1.00%
Increase decrease in interest expense	$ 500	$ 29